Short-Term Loans (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Aug. 30, 2022	Jun. 02, 2022	May 09, 2022	Mar. 03, 2022	Jul. 31, 2021	Dec. 31, 2021	Feb. 22, 2022
Short-Term Loans [Line Items]
Aggregate amount			$ 152		$ 750
Bears annual interest percentage			9.99%		10.00%
Additional interest rate					1.00%
Aggregate amount					$ 250
Fair value amount					$ 62
Derivative Liability, Statement of Financial Position [Extensible Enumeration]						Derivative liabilities
Derivate liability						$ 137
Finance expenses						$ 14
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,000
Proceeds from Lines of Credit		$ 200		$ 400
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Short-Term Loans [Line Items]
Interest rate							3.25%
Ordinary Shares [Member]
Short-Term Loans [Line Items]
Ordinary shares (in Shares)	8,586
Warrant [Member]
Short-Term Loans [Line Items]
Warrants issued (in Shares)	60,096
Exercise price per share (in Dollars per share)	$ 28.28